Accounts And Notes Receivable, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Receivables from franchisees	$ 34,714	$ 38,330
Debit and credit card receivables	28,683	38,826
Meal voucher receivables	8,920	12,962
Notes receivable	3,799	2,258
Allowance for doubtful accounts	(12,768)	(9,373)
Accounts and notes receivable, Net	$ 63,348	$ 83,003